Significant accounting policies, judgements, estimates and assumptions - Significant accounting policies: use of judgements, estimates and assumptions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 usd_per_bbl	Dec. 31, 2023 usd_per_mmBtu	Dec. 31, 2023 £ / tonneOfCO2Emissions	Dec. 31, 2023 € / tonneOfCO2Emissions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 usd_per_bbl	Dec. 31, 2022 usd_per_mmBtu	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate					$ 991
Increase (decrease) through other changes, property, plant and equipment					700
Profit (loss) before taxation					23,749			$ 15,405	$ 15,227
Decommissioning
Disclosure of impairment loss and reversal of impairment loss [line items]
Change in discount rate					921
Profit (loss) before taxation					$ 200
North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | £ / tonneOfCO2Emissions			45
Gelsenkirchen refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | € / tonneOfCO2Emissions				72
Later than one year and not later than six years [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing | usd_per_bbl	70
Later than twenty years and not later than thirty years
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term price assumptions used in value-in-use impairment testing	50	4.00				46	3.57
Later than twenty years and not later than thirty years | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Long-term carbon price assumptions used in value-in-use impairment testing | £ / tonneOfCO2Emissions			201